Revenue and Segment Reporting (Details) - Schedule of segment revenue and results - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	¥ 884,130	¥ 1,415,852	¥ 1,405,149
Reportable segment revenue	884,130	1,415,852	1,405,149
Reportable segment gross profit	286,564	674,565	791,558
General adult English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	333,500	783,988	903,756
Reportable segment revenue	333,500	783,988	903,756
Reportable segment gross profit	104,875	422,517	566,994
Overseas training services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	130,567	203,677	223,601
Reportable segment revenue	130,567	203,677	223,601
Reportable segment gross profit	34,318	86,358	103,703
Online English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	289,715	260,263	212,302
Reportable segment revenue	289,715	260,263	212,302
Reportable segment gross profit	119,438	104,620	97,144
Junior English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from external customers	130,348	167,924	65,490
Reportable segment revenue	130,348	167,924	65,490
Reportable segment gross profit	27,933	61,070	23,717
Point in time [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	93,397	93,454	93,538
Point in time [Member] | General adult English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	93,397	93,454	93,538
Point in time [Member] | Overseas training services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition
Point in time [Member] | Online English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition
Point in time [Member] | Junior English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition
Overtime [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	790,733	1,322,398	1,311,611
Overtime [Member] | General adult English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	240,103	690,534	810,218
Overtime [Member] | Overseas training services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	130,567	203,677	223,601
Overtime [Member] | Online English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	289,715	260,263	212,302
Overtime [Member] | Junior English training [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Disaggregated by timing of revenue recognition	¥ 130,348	¥ 167,924	¥ 65,490